                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment:  [ ]; Amendment Number: ____
  This Amendment (check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Fairfax Financial Holdings Limited
   Address:  95 Wellington Street West
             Suite 800
             Toronto, ON M5J 2N7

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    V. Prem Watsa
   Title:   Chairman and Chief Executive Officer
   Phone:   416-367-4941

Signature, Place, and Date of Signing:

/s/ V. Prem Watsa
______________________                   Toronto, ON            August 9, 2007

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          2

Form 13F Information Table Entry Total:                     27

Form 13F Information Table Value Total:                     $3,291,073
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name
01     *                                Hamblin Watsa Investment Counsel Ltd.
02     *                                V. Prem Watsa

* File number not assigned




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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                  JUNE 30, 2007


COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                        --------         --------  --------          ---------       --------   --------        --------
                                                             VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)     PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                --------------      -----    --------     -------   ---  ---- ----------  --------  ----  ------  ----
ABBOTT LABS                    COM              002824100    55,960    1,045,000   SH       DEFINED       01,02   SOLE
AMERICAN NATL INS CO           COM              028591105       229        1,500   SH       DEFINED       01,02   SOLE
BALDWIN & LYONS INC            CL B             057755209    25,197      969,875   SH       DEFINED       01,02   SOLE
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       438            4   SH       DEFINED       01,02   SOLE
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       361          100   SH       DEFINED       01,02   SOLE
CFS BANCORP INC                COM              12525D102       145       10,000   SH       DEFINED       01,02   SOLE
CITIZENS COMMUNICATIONS CO     COM              17453B101   152,700   10,000,000   SH       DEFINED       01,02   SOLE
DELL INC                       COM              24702R101   243,357    8,523,900   SH       DEFINED       01,02   SOLE
DOW JONES & CO INC             COM              260561105    57,450    1,000,000   SH       DEFINED       01,02   SOLE
EASTMAN CHEM CO                COM              277432100     3,217       50,000   SH       DEFINED       01,02   SOLE
FIRST PL FINL CORP             COM              33610T109       211       10,000   SH       DEFINED       01,02   SOLE
IDT CORP                       COM              448947101       151       15,000   SH       DEFINED       01,02   SOLE
INTERNATIONAL COAL GRP INC N   COM              45928H106    40,085    6,703,200   SH       DEFINED       01,02   SOLE
JOHNSON & JOHNSON              COM              478160104   215,929    3,504,200   SH       DEFINED       01,02   SOLE
MARSH & MCLENNAN COS INC       COM              571748102   100,555    3,256,300   SH       DEFINED       01,02   SOLE
NYMAGIC INC                    COM              629484106       281        7,000   SH       DEFINED       01,02   SOLE
NEW YORK CMNTY BANCORP INC     COM              649445103       340       20,000   SH       DEFINED       01,02   SOLE
OLD REP INTL CORP              COM              680223104       239       11,250   SH       DEFINED       01,02   SOLE
OVERSTOCK COM INC DEL          COM              690370101    61,913    3,388,774   SH       DEFINED       01,02   SOLE
PFIZER INC                     COM              717081103   423,595   16,566,100   SH       DEFINED       01,02   SOLE
STEWART ENTERPRISES INC        CL A             860370105    24,859    3,191,146   SH       DEFINED       01,02   SOLE
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    21,298      762,840   SH       DEFINED       01,02   SOLE
U S G  CORP                    COM NEW          903293405       245        5,000   SH       DEFINED       01,02   SOLE
WAL MART STORES INC            COM              931142103    10,907      226,700   SH       DEFINED       01,02   SOLE
ODYSSEY RE HLDGS CORP          COM              67612W108 1,818,510   42,399,400   SH       DEFINED       01,02   SOLE
OVERSTOCK COM INC DEL          NOTE 3.750% 12/0 690370AB7    30,420   36,873,000  PRN       DEFINED       01,02   SOLE
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     2,481    2,500,000  PRN       DEFINED       01,02   SOLE